Financial Assets and Financial Liabilities - Summary of Sensitivity Analysis of Changes Unobservable Inputs Assets (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Recognition in profit or loss
Favorable changes		₩ 72,308	₩ 53,293
Unfavorable changes		(64,571)	(48,646)
Other comprehensive income
Favorable changes		181,170	98,258
Unfavorable changes		(84,711)	(73,535)
Due from financial institutions measured at fair value through profit or loss
Recognition in profit or loss
Favorable changes	[1]	0	0
Unfavorable changes	[1]	0	0
Other comprehensive income
Favorable changes	[1]	221	19
Unfavorable changes	[1]	(247)	(18)
Derivatives held for trading
Recognition in profit or loss
Favorable changes	[1],[2]	18,076	19,328
Unfavorable changes	[1],[2]	(19,034)	(20,005)
Other comprehensive income
Favorable changes	[1],[2]	0	0
Unfavorable changes	[1],[2]	0	0
Debt securities
Recognition in profit or loss
Favorable changes	[1],[3]	17,392	13,149
Unfavorable changes	[1],[3]	(17,896)	(12,562)
Other comprehensive income
Favorable changes	[1],[3]	1,642	1,458
Unfavorable changes	[1],[3]	(1,869)	(1,402)
Equity securities
Recognition in profit or loss
Favorable changes	[1],[4]	34,564	11,259
Unfavorable changes	[1],[4]	(25,586)	(8,192)
Other comprehensive income
Favorable changes	[1],[4]	0	1,049
Unfavorable changes	[1],[4]	0	(813)
Loans
Recognition in profit or loss
Favorable changes	[5]	0	0
Unfavorable changes	[5]	0	0
Other comprehensive income
Favorable changes	[5]	0	133
Unfavorable changes	[5]	0	(131)
Equity securities
Recognition in profit or loss
Favorable changes	[4]	0	6,495
Unfavorable changes	[4]	0	(5,145)
Other comprehensive income
Favorable changes	[4]	179,307	95,599
Unfavorable changes	[4]	(82,595)	(71,171)
Loans measured at fair value through profit or loss
Recognition in profit or loss
Favorable changes	[1],[6]	2,276	3,062
Unfavorable changes	[1],[6]	(2,055)	(2,742)
Other comprehensive income
Favorable changes	[1],[6]	0	0
Unfavorable changes	[1],[6]	₩ 0	₩ 0

[1]	For financial instruments at fair value through profit or loss, changes in fair value are calculated by shifting principal unobservable input parameters such as discount rate, recovery rate, liquidation value by ±1%p and volatility of underlying asset, growth rate by ±1%p or ±10% and correlation coefficient by ±10%.
[2]	For derivative financial instruments, changes in fair value are calculated by shifting principal unobservable input parameters such as price of underlying asset and volatility by ± 10%.
[3]	For beneficiary certificates, it is practically impossible to analyze sensitivity of changes in unobservable inputs. However, for beneficiary certificates whose underlying assets are real estates, changes in fair value are calculated by shifting rate of real estate price fluctuation by -1%p~1%p, and for beneficiary certificates whose underlying assets are equity investments, changes in fair value are calculated by shifting principal unobservable input parameters such as liquidation value by -1%p~1%p and discount rate by -1%p~1%p. There is no significant correlation among major unobservable inputs.
[4]	For equity securities, changes in fair value are calculated by shifting principal unobservable input parameters such as correlation between discount rate (-1%p~1%p) and growth rate (0%p~ 1%p).
[5]	For loans measured at fair value through other comprehensive income, changes in fair value are calculated by shifting principal unobservable input parameters such as discount rate and growth rate by ±1%p.
[6]	For loans, changes in fair value are calculated by shifting principal unobservable input parameters such as discount rate by -1%p~1%p.